SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease right-of-use assets	$ 27,387	$ 41,787
Operating lease liabilities, current	26,660	25,787
Operating lease liabilities, non-current	2,285	15,909
Total operating lease liabilities	$ 28,945	$ 41,696